Share capital and reserves	12 Months Ended
Dec. 31, 2020
Share capital and reserves [Abstract]
Share capital and reserves
17. Share capital and reserves

Details of the number of issued ordinary shares with a nominal value of Sterling 6 pence (2019: 6 pence) each are in the table below.

	Ordinary shares		Treasury shares		Deferred shares
	2020	2019	2020	2019	2020	2019
At 1 January	154,498,887	274,817,283	4,864,656	—	—	43,171,134
Share consolidation in 2019	—	(229,014,401)	—	—	—	(43,171,134)
Issue of shares in exchange for warrants	8,229,753	1,645,105	—	—	—	—
Issue of shares in equity fund raises	16,000,000	34,888,133	—	—	—	—
Issue of shares in consideration of Aegerion Acquisition	—	77,027,423	—	—	—	—
Issue of treasury shares for share options exercised	72,953	—	(72,953)	—	—	—
Treasury shares acquired in consideration for additional warrants	—	(4,864,656)	—	4,864,656	—	—
At December 31	178,801,593	154,498,887	4,791,703	4,864,656	—	—

The components of equity are detailed in the Consolidated Statement of Changes in Equity and described in more detail below.

The total number of ordinary shares issued at December 31, 2020 of 183,593,296 (2019: 159,363,543), includes treasury shares of 4,791,703 (2019: 4,864,656).

In December 2020, the Company issued 3,200,000 American Deposit Shares (“ADSs”), each representing five ordinary shares, as part of a US$40,000,000 private placement equity raise to existing and new shareholders.

The Company issued 4,000,000 and 4,229,753 ordinary shares on July 15, 2020 and September 22, 2020, respectively, in exchange for certain warrants.

On December 27, 2019, the Company issued 1,645,105 shares to certain shareholders in consideration of warrants.

On September 24, 2019, the following equity issuances were conducted:
•
77,027,423 ordinary shares and 8,065,000 warrants for a consideration of US$152,615,000 were issued as part of the Aegerion acquisition whereby the company acquired the entire share capital of Aegerion.

•	27,541,944 ordinary shares and 5,911,722 warrants were issued as part of a US$60,000,000 fund raising.

In an US$8,000,000 equity raise, the Company issued 7,346,189 ordinary shares, 4,580,288 shares in August 2019 and 2,765,901 shares in September 2019.

In July 2019, the Company repurchased all of the 43,171,134 Deferred Ordinary Shares for an aggregate consideration of £0.01 and the Deferred Shares were immediately cancelled. Simultaneously the Company allotted four additional ordinary shares of par value £0.01 each in the capital of the Company, in connection with a 6 to 1 consolidation of the Company’s share capital.

Share Capital
Share capital represents the cumulative par value arising upon issue of ordinary shares of Sterling 6 pence each.
The ordinary shares have the right to receive notice of, attend and vote at general meetings and participate in the profits of the Company.

Share Premium
Share premium represents the consideration that has been received in excess of the nominal value on issue of share capital net of issue costs and transfers to distributable reserves.

Warrant reserve
The warrant reserve represents zero cost warrants issued as part of the equity raise on September 24, 2019 net of issue costs apportioned to warrants issued and additional warrants issued to certain shareholders on November 14, 2019. Each warrant entitles the holder to subscribe for one ordinary share at zero cost. The Company issued 4,000,000 and 4,229,753 ordinary shares on July 15, 2020 and September 22, 2020, respectively, in exchange for certain warrants. On December 27, 2019, the company issued 1,645,105 ordinary shares in consideration for certain warrants.

Treasury Shares
On November 14, 2019, the Company repurchased a combined 4,864,656 ordinary shares from certain shareholders. In exchange for the ordinary shares, these shareholders were issued an equivalent number of zero cost warrants. These ordinary shares are now held as treasury shares. In October 2020, the Company issued 72,953 ordinary shares from treasury shares following the exercise of share options.

Share based payment reserve
Share based payment reserve relates to the charge for share based payments in accordance with IFRS 2.

Merger reserve
The merger reserve was created on the acquisition of Amryt DAC by Amryt Pharma plc in April 2016. Ordinary shares in Amryt Pharma plc were issued to acquire the entire issued share capital of Amryt DAC. Under section 612 of the UK Companies Act 2006, the premium on these shares has been included in a merger reserve.

Reverse acquisition reserve
The reverse acquisition reserve arose during the period ended December 31, 2016 in respect of the reverse acquisition of Amryt Pharma plc by Amryt DAC. Since the shareholders of Amryt DAC became the majority shareholders of the enlarged Group, the acquisition is accounted for as though there is a continuation of Amryt DAC’s financial statements. The reverse acquisition reserve is created to maintain the equity structure of Amryt Pharma plc in compliance with UK company law.

Equity component of convertible notes
The equity component of convertible notes represents the equity component of the US$125,000,000 convertible debt and is measured by determining the residual of the fair value of the instrument less the estimated fair value of the liability component. The equity component is recognized in equity and is not subsequently remeasured.

Other distributable reserves
Other distributable reserves comprise the following:
•
Distribution of the share premium amount on November 6, 2019 of US$268,505,000. By special resolution of the Company duly passed on September 23, 2019, in accordance with section 283 of the UK Companies Act 2006, it was resolved that the entire amount outstanding to the credit of the share premium account and capital redemption reserve of the Company be cancelled. The reduction in capital, amounting to US$268,505,000, representing the entire amount of share premium at that time, was approved by the High Court of Justice of England and Wales on November 5, 2019.

•	A deemed distribution of US$47,902,000 arising from the issuance of CVRs.
•
A deemed distribution of US$2,969,000 arising from the scheme of arrangement in September 2019 whereby Amryt Pharma plc, which was incorporated in July 2019, became a 100% shareholder of Amryt Pharma Holdings Limited (formerly named Amryt Pharma plc) (the “Acquisition of subsidiary without a change of control”).

Currency translation reserve
The currency translation reserve arises on the retranslation of non-U.S. dollar denominated foreign subsidiaries.

Accumulated deficit
Accumulated deficit represents losses accumulated in previous periods and the current year.